Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Bad debt expense		$ 0	$ 0	$ 0
Impairments related to property, plant and equipment		400,000	0	0
Derivative instruments designated as cash flow hedges		0	$ 0	$ 0
Income Tax Expense (Benefit)	$ 0	0
Taxes, Difference in Bases, Amount		$ 268,000,000
Payment terms for amount payable to affiliate for taxes paid on our behalf		30 days
Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation		$ 0
Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item		6
Sale And Purchase Agreement Term Of Agreement		20 years
Sale And Purchase Agreement Number Of Unaffiliated Counterparties | customer		6
Customer Concentration Risk [Member] | LNG Revenues [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	94.00%	77.00%
Customer Concentration Risk [Member] | LNG Revenues [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2	1
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term		90 years